UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                      ------------------------------------------


                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------

Date of fiscal year end: December 31
                         ------------------------

Date of reporting period: September 30, 2005
                          -----------------------


EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.



PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--95.2%
AUSTRALIA--4.3%
Australia and New Zealand Banking Group Ltd.             3,825       $   70,103
BHP Billiton Ltd.                                        6,584          111,870
Brambles Industries Ltd.                                 5,700           38,566
Foster's Group Ltd.                                      9,642           42,927
John Fairfax Holdings Ltd.                               6,000           20,848
Westfield Holdings Ltd.                                  3,065           39,322
Woodside Petroleum Ltd.                                  2,012           55,313
Woolworths Ltd.                                          4,078           51,789
                                                                     ----------
                                                                        430,738
                                                                     ----------

BELGIUM--1.9%
Groupe Bruxelles Lambert SA                              1,906          186,710
                                                                     ----------

BRAZIL--1.7%
Petroleo Brasileiro SA ADR                               1,556           99,195
Tele Norte Leste Participacoes SA ADR                    4,200           69,426
                                                                     ----------
                                                                        168,621
                                                                     ----------

CHINA--0.9%
CNOOC Ltd.                                             117,713           85,731
                                                                     ----------

DENMARK--2.1%
Danske Bank A/S                                          6,852          210,330
                                                                     ----------

FINLAND--1.6%
Kone Oyj, Class B (a)                                    2,363          160,966
                                                                     ----------

FRANCE--11.4%
Essilor International SA                                 2,815          233,840
Eurazeo                                                  1,455          149,635
L'Oreal SA                                               1,915          148,803
Pernod-Ricard SA                                           552           97,765
Sanofi-Aventis                                           2,102          174,232
TotalFinaElf SA                                          1,272          348,278
                                                                     ----------
                                                                      1,152,553
                                                                     ----------

GERMANY--5.3%
Adidas-Salomon AG                                          533           93,185
Celesio AG                                               1,130           99,004
RWE AG                                                   1,995          132,290
SAP AG                                                   1,231          213,718
                                                                     ----------
                                                                        538,197
                                                                     ----------

HONG KONG--2.7%
Boc Hong Kong Holdings Ltd.                             22,523           45,146
Cheung Kong (Holdings) Ltd.                              8,853           99,967
Hong Kong Exchanges and Clearing Ltd.                    8,808           30,144
Li & Fung Ltd.                                          12,797           29,610
Sun Hung Kai Properties Ltd.                             5,100           52,823
Television Broadcasts Ltd.                               3,000           18,349
                                                                     ----------
                                                                        276,039
                                                                     ----------

SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

IRELAND--2.9%
Allied Irish Banks Plc.                                  6,641       $  141,719
CRH Plc.                                                 5,587          151,896
                                                                     ----------
                                                                        293,615
                                                                     ----------

ITALY--2.4%
Eni SpA                                                  4,119          122,712
Riunione Adriatica di Sicurta SpA                        5,181          118,308
                                                                     ----------
                                                                        241,020
                                                                     ----------

JAPAN--19.4%
Asahi Glass Co., Ltd.                                   13,000          136,607
Bridgestone Corp.                                        5,000          107,200
Canon, Inc.                                              2,300          124,396
Daikin Industries Ltd.                                   4,000          107,288
Japan Tobacco, Inc.                                         12          189,518
Kao Corp.                                                3,000           73,981
KDDI Corp.                                                  16           90,348
Keyence Corp.                                              400          100,723
Mitsubishi UFJ Financial Group, Inc.                        16          130,411
Mitsui & Co., Ltd.                                      12,000          150,450
Mitsui O.S.K. Lines Ltd.                                13,000          104,032
Mitsui Sumitomo Insurance Co., Ltd.                     10,000          115,934
NIDEC Corp.                                                600           35,733
NIDEC Corp. (a)(b)                                         600           35,680
Nissan Motor Co., Ltd.                                   9,100          104,055
Promise Co., Ltd.                                        1,450          107,592
Sumitomo Realty & Development Co., Ltd.                  4,000           59,361
Tokyu Corp.                                             17,000           90,295
Yamada Denki Co., Ltd.                                   1,100           83,757
Yaskawa Electric Corp. (a)                               1,000            7,667
                                                                     ----------
                                                                      1,955,028
                                                                     ----------

LUXEMBOURG--1.0%
SES Global FDR                                           6,394          100,601
                                                                     ----------

NEW ZEALAND--0.4%
Telecom Corp. of New Zealand Ltd.                        9,215           38,466
                                                                     ----------

RUSSIA--0.8%
Mobile TeleSystems ADR                                   1,900           77,292
                                                                     ----------

SINGAPORE--0.7%
Keppel Corp., Ltd.                                       3,000           22,551
Singapore Press Holdings Ltd.                           10,074           27,548
Venture Corp., Ltd.                                      2,375           20,383
                                                                     ----------
                                                                         70,482
                                                                     ----------

SOUTH KOREA --0.7%
Samsung Electronics Co., Ltd. GDR                          260           73,970
                                                                     ----------

SPAIN--2.3%
Altadis SA                                               2,786          125,188
Banco Popular Espanol SA                                 8,600          105,138
                                                                     ----------
                                                                        230,326
                                                                     ----------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

SWEDEN--7.8%
Atlas Copco AB, Class B                                  9,630      $   166,946
Getinge AB, Class B                                      8,530          118,081
Sandvik AB                                               2,844          141,840
Svenska Handelsbanken AB, Class A                       11,444          265,759
Telefonaktiebolaget LM Ericsson, Class B                25,885           94,772
                                                                    -----------
                                                                        787,398
                                                                    -----------

SWITZERLAND--4.1%
ABB Ltd. (a)                                            22,473          164,898
UBS AG-R                                                 2,913          248,540
                                                                    -----------
                                                                        413,438
                                                                    -----------

UNITED KINGDOM--20.8%
BG Group Plc.                                           12,940          123,160
Billiton Plc.                                            5,383           87,231
BP Plc.                                                 13,869          165,248
British American Tobacco Plc.                            6,976          146,984
Capita Group Plc.                                        8,652           57,666
Carnival Plc.                                            2,738          141,972
GlaxoSmithKline Plc.                                     7,596          193,777
Hays Plc.                                               21,000           45,603
Hilton Group Plc.                                       19,499          108,489
Imperial Tobacco Group Plc.                              4,195          120,523
Kingfisher Plc.                                         16,000           61,140
Next Plc.                                                4,011           98,774
Royal Bank of Scotland Group Plc.                        8,683          247,160
Standard Chartered Plc.                                  3,784           81,871
Vodafone Group Plc.                                     95,321          248,733
Wolseley Plc.                                            4,992          105,888
Yell Group Plc.                                          7,900           66,840
                                                                    -----------
                                                                      2,101,059
                                                                    -----------

TOTAL COMMON STOCKS
   (cost $7,253,294)                                                  9,592,580
                                                                    -----------

PREFERRED STOCKS--1.3%
GERMANY--1.3%
Porsche AG                                                 171          131,720
   (cost $58,369)                                                   -----------

MUTUAL FUNDS--3.2%
UNITED KINGDOM--3.2%
Baillie Gifford Emerging Markets Growth
   Fund 'C' Accum*                                      30,558          108,661
Baillie Gifford Japanese Smaller Cos. Fund 'C' Accum*    9,020          213,680
                                                                    -----------
TOTAL MUTUAL FUNDS
   (cost $206,341)                                                      322,341
                                                                    -----------

TOTAL INVESTMENTS
   (cost $7,518,004)--99.7%                                          10,046,641
Other assets less liabilities--0.3%                                      30,662
                                                                    -----------
NET ASSETS--100%                                                    $10,077,303
                                                                    ===========


(a) Non-income producing security.
(b) When-issued security.
ADR - American Depositary Receipt.
FDR - Fiduciary Depositary Receipt.
GDR - Global Depositary Receipt.
Plc. - Public Limited Company.
* Affiliated investments.

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $7,518,004. Net unrealized appreciation aggregated $2,528,637, of which $2,568,632 related to appreciated investment securities and $39,995 related to depreciated investment securities.


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 93.8%
BRAZIL - 8.5%
Companhia Vale do Rio Doce ADR                         126,600     $   5,329,926
Petroleo Brasileiro SA ADR (a)                          94,500         6,755,805
Tele Norte Leste Participacoes SA ADR                  136,700         2,259,651
                                                                   -------------
                                                                      14,345,382
                                                                   -------------

CHILE -  0.6%
Banco Santander Chile SA ADR                            23,400         1,026,558
                                                                   -------------

CHINA - 4.5%
China Telecom Corp., Ltd., Class H                   4,610,000         1,738,165
CNOOC Ltd.                                           2,840,000         2,068,383
Huaneng Power International, Inc., Class H           1,000,000           741,194
PetroChina Co., Ltd., Class H                        3,590,000         3,007,960
                                                                   -------------
                                                                       7,555,702
                                                                   -------------

EGYPT - 1.5%
Orascom Telecom Holding SAE GDR (a)                     50,393         2,463,265
                                                                   -------------

HUNGARY - 0.7%
OTP Bank Rt.                                            28,000         1,104,199
                                                                   -------------

INDIA - 5.6%
HDFC Bank Ltd. ADR                                      34,300         1,756,160
Infosys Technologies Ltd. ADR                           45,500         3,379,740
Reliance Industries Ltd. GDR                           119,600         4,317,189
                                                                   -------------
                                                                       9,453,089
                                                                   -------------

INDONESIA - 3.0%
Bumi Resources Tbk PT                                9,624,000           841,749
PT Bank Rakyat Indonesia                             6,685,500         1,754,213
PT Telekomunikasi Indonesia Tbk                      4,830,000         2,511,225
                                                                   -------------
                                                                       5,107,187
                                                                   -------------

ISRAEL - 4.1%
Bank Hapoalim Ltd.                                     490,000         1,905,852
Check Point Software Technologies Ltd. (a)              71,000         1,726,720
Makhteshim-Agan Industries Ltd.                        288,125         1,619,567
Teva Pharmaceutical Industries Ltd. ADR                 50,600         1,691,052
                                                                   -------------
                                                                       6,943,191
                                                                   -------------

MALAYSIA - 4.6%
Astro All Asia Networks Plc. (a)                       992,000         1,500,239
IOI Corp. Berhad                                       573,400         1,810,417
PLUS Expressways Berhad                                950,000           806,580
SP Setia Berhad                                        870,000           895,622
Telekom Malaysia Berhad                                665,000         1,834,970
YTL Power International Berhad                       1,664,000           953,632
                                                                   -------------
                                                                       7,801,460
                                                                   -------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

MEXICO - 7.6%
America Movil SA de CV, Series L ADR                   140,700     $   3,703,224
America Telecom, SA de CV, Class A-1 (a)               458,000         1,898,485
Carso Global Telecom, Class A-1 (a)                    560,000         1,106,119
Consorcio ARA SA de CV (a)                             290,000         1,099,906
Grupo Aeroportuario del Sureste SA de CV ADR            25,000           997,500
Grupo Financiero Banorte SA de CV, Class O             258,000         2,299,681
WalMart de Mexico SA de CV, Series V                   349,640         1,778,086
                                                                   -------------
                                                                      12,883,001
                                                                   -------------

POLAND - 1.2%
Agora SA (a)                                            39,500           827,123
Bank Pekao SA                                           21,000         1,164,008
                                                                   -------------
                                                                       1,991,131
                                                                   -------------

RUSSIA - 5.3%
AFK Sistema GDR 144A*                                   85,000         2,082,500
AO VimpelCom ADR (a)                                    37,000         1,644,280
LUKOIL ADR                                              80,084         4,624,851
Peter Hambro Mining Plc. (a)                            46,500           670,445
                                                                   -------------
                                                                       9,022,076
                                                                   -------------

SOUTH AFRICA - 11.4%
Anglo American Platinum Corp., Ltd.                     33,200         1,958,255
Edgars Consolidated Stores Ltd.                        154,000           769,067
Imperial Holdings Ltd. (a)                              94,368         1,974,133
Lonmin Plc.                                             57,000         1,305,862
Massmart Holdings Ltd.                                 120,456         1,023,110
Naspers Ltd., Class N                                  107,000         1,750,150
Sasol Ltd.                                             148,000         5,733,583
Standard Bank Group Ltd.                               286,000         3,148,938
Telkom South Africa Ltd.                                81,500         1,617,001
                                                                   -------------
                                                                      19,280,099
                                                                   -------------

SOUTH KOREA - 19.2%
Cheil Communications, Inc.                               6,500         1,248,200
Daewoo Shipbuilding & Marine Engineering Co., Ltd.      90,000         2,030,725
GS Holdings Corp.                                       97,500         2,490,158
Hankook Tire Co., Ltd.                                  24,780           328,338
Hanwha Corp.                                           165,020         3,858,125
Hyundai Development Co.                                 10,430           330,475
LG Corp.                                               105,000         2,656,505
Oriental Fire & Marine Insurance Co., Ltd.              55,000         1,948,632
S1 Corp.                                                43,200         2,086,375
Samsung Corp.                                          237,700         4,119,525
Samsung Fire & Marine Insurance Co., Ltd.               32,100         3,328,661
Samsung Heavy Industries Co., Ltd.                     280,000         4,086,414
Woongjin Coway Co., Ltd.                                86,000         1,729,909
Yuhan Corp.                                             16,501         2,170,559
                                                                   -------------
                                                                      32,412,601
                                                                   -------------

TAIWAN - 7.3%
CTCI Corp.                                           1,077,500           503,270
Far Eastern Department Stores Ltd.                   2,824,500         1,489,468
Hon Hai Precision Industry Co., Ltd.                   972,539         4,527,799
Shin Kong Financial Holding Co., Ltd.                1,277,998         1,078,301
SinoPac Holdings Corp.                               3,616,891         1,683,897
Taiwan Cellular Corp.                                  834,000           794,154
Taiwan Fertilizer Co., Ltd.                          2,100,000         2,246,463
                                                                   -------------
                                                                      12,323,352
                                                                   -------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

THAILAND - 5.1%
Advanced Info Service PCL NVDR                       1,026,000     $   2,698,356
Bangkok Bank PCL NVDR                                  905,000         2,314,014
PTT Exploration & Production PCL NVDR                  228,000         2,598,417
TISCO Finance PCL NVDR                               1,485,000           994,460
                                                                   -------------
                                                                       8,605,247
                                                                   -------------

TURKEY - 3.6%
BIM Birlesik Magazalar AS (a)                           44,000         1,103,474
Dogan Yayin Holdings AS (a)                            350,276           910,991
Turkiye Garanti Bankasi AS (a)                       1,386,413         4,141,468
                                                                   -------------
                                                                       6,155,933
                                                                   -------------

TOTAL COMMON STOCKS
      (cost $103,110,928)                                            158,473,473
                                                                   -------------

PREFERRED STOCKS - 4.5%
Brazil -- 4.5%
AES Tiete SA                                        55,400,000         1,149,569
Itausa - Investimentos Itau SA (a)                   1,511,566         4,327,216
Net Servicos de Comunicacao SA (a)                   4,668,551         2,059,361
                                                                   -------------
      (cost $5,099,486)                                                7,536,146
                                                                   -------------

TOTAL INVESTMENTS - 98.3%
      (cost $108,210,414)                                            166,009,619
Other assets less liabilities  - 1.7%                                  2,927,913
                                                                   -------------
NET ASSETS - 100%                                                  $ 168,937,532
                                                                   =============


(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing not required.

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $108,210,414. Net unrealized appreciation aggregated $57,799,205, of which $58,793,933 related to appreciated investment securities and $994,728 related to depreciated investment securities.



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2005.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)            BAILLIE GIFFORD FUNDS
                     -----------------------------




By (Signature and Title)     /s/ R Robin Menzies
                            ---------------------------
                            R ROBIN MENZIES, PRESIDENT


                                 November 22, 2005
                            ---------------------------
                                    DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)     /s/ R Robin Menzies
                            ---------------------------
                            R ROBIN MENZIES, PRESIDENT


                                  November 22, 2005
                            ---------------------------
                                      DATE



By (Signature and Title)     /s/ Nigel Cessford
                            ---------------------------
                             NIGEL CESSFORD, TREASURER


                                  November 22, 2005
                            ---------------------------
                                      DATE



                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.